UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08594
Investment Company Act File Number
Special Equities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Special Equities Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value
Aerospace & Defense — 1.8%
Aerovironment, Inc.(1)	36,160	$1,017,904

		$1,017,904

Building Products — 1.6%
Armstrong World Industries, Inc.	26,250	$904,050

		$904,050

Capital Markets — 4.3%
Affiliated Managers Group, Inc.(1)	12,950	$1,010,748
Lazard, Ltd., Class A	36,830	777,113
MF Global Holdings, Ltd.(1)	152,880	631,394

		$2,419,255

Chemicals — 2.1%
CF Industries Holdings, Inc.	2,980	$367,702
FMC Corp.	6,300	435,708
Rockwood Holdings, Inc.(1)	11,010	370,927

		$1,174,337

Commercial Banks — 2.1%
Cullen/Frost Bankers, Inc.	6,640	$304,510
First Republic Bank(1)	38,890	900,693

		$1,205,203

Communications Equipment — 2.4%
Harris Corp.	12,960	$442,843
Sycamore Networks, Inc.	51,190	923,980

		$1,366,823

Construction & Engineering — 2.2%
Quanta Services, Inc.(1)	65,680	$1,234,127

		$1,234,127

Containers & Packaging — 1.5%
AptarGroup, Inc.	18,840	$841,583

		$841,583

Electrical Equipment — 1.8%
AMETEK, Inc.	30,150	$994,045

		$994,045

Electronic Equipment, Instruments & Components — 6.8%
Elster Group SE ADR(1)	58,050	$867,847
FLIR Systems, Inc.	39,660	993,483
National Instruments Corp.	47,380	1,083,107
Trimble Navigation, Ltd.(1)	27,060	907,863

		$3,852,300

Energy Equipment & Services — 5.3%
Dresser-Rand Group, Inc.(1)	23,260	$942,728
Rowan Cos., Inc.(1)	12,730	384,319
Superior Energy Services, Inc.(1)	29,660	778,278
Tidewater, Inc.	20,740	872,117

		$2,977,442

Security	Shares	Value
Food Products — 4.9%
Bunge, Ltd.	16,450	$958,870
Corn Products International, Inc.	23,370	917,039
Mead Johnson Nutrition Co., Class A	13,012	895,616

		$2,771,525

Gas Utilities — 2.1%
New Jersey Resources Corp.	28,040	$1,193,663

		$1,193,663

Health Care Providers & Services — 4.4%
Catalyst Health Solutions, Inc.(1)	22,674	$1,308,063
MEDNAX, Inc.(1)	18,580	1,163,851

		$2,471,914

Health Care Technology — 2.0%
Allscripts Healthcare Solutions, Inc.(1)	63,380	$1,142,108

		$1,142,108

Hotels, Restaurants & Leisure — 3.2%
Six Flags Entertainment Corp.	35,840	$993,485
WMS Industries, Inc.(1)	46,280	814,065

		$1,807,550

Household Products — 2.8%
Church & Dwight Co., Inc.	35,188	$1,555,310

		$1,555,310

Insurance — 0.5%
HCC Insurance Holdings, Inc.	10,890	$294,575

		$294,575

Internet Software & Services — 1.7%
VeriSign, Inc.	34,280	$980,751

		$980,751

IT Services — 2.6%
Teradata Corp.(1)	27,270	$1,459,763

		$1,459,763

Life Sciences Tools & Services — 1.8%
Bruker Corp.(1)	74,740	$1,011,232

		$1,011,232

Machinery — 1.0%
Timken Co. (The)	17,790	$583,868

		$583,868

Marine — 1.8%
Kirby Corp.(1)	19,280	$1,014,899

		$1,014,899

Media — 2.1%
John Wiley & Sons, Inc., Class A	26,240	$1,165,581

		$1,165,581

Metals & Mining — 2.3%
IAMGOLD Corp.	65,930	$1,304,095

		$1,304,095

Multiline Retail — 3.6%
Big Lots, Inc.(1)	28,850	$1,004,845
Dollar Tree, Inc.(1)	13,690	1,028,256

		$2,033,101

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.9%
Brigham Exploration Co.(1)	44,760	$1,130,638
Cabot Oil & Gas Corp.	23,160	1,433,836
Rosetta Resources, Inc.(1)	11,020	377,104
SM Energy Co.	6,840	414,846

		$3,356,424

Pharmaceuticals — 4.7%
Perrigo Co.	18,360	$1,782,940
Warner Chilcott PLC, Class A	60,970	871,871

		$2,654,811

Professional Services — 3.3%
FTI Consulting, Inc.(1)	19,890	$732,151
Nielsen Holdings NV(1)	42,640	1,112,051

		$1,844,202

Real Estate Investment Trusts (REITs) — 2.0%
Essex Property Trust, Inc.	9,470	$1,136,779

		$1,136,779

Road & Rail — 1.2%
Kansas City Southern(1)	13,900	$694,444

		$694,444

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	17,800	$556,250
Cypress Semiconductor Corp.(1)	74,950	1,122,001

		$1,678,251

Software — 1.5%
Parametric Technology Corp.(1)	56,060	$862,203

		$862,203

Specialty Retail — 3.4%
Advance Auto Parts, Inc.	20,790	$1,207,899
Signet Jewelers, Ltd.(1)	21,190	716,222

		$1,924,121

Thrifts & Mortgage Finance — 0.8%
BankUnited, Inc.	20,770	$431,185

		$431,185

Total Common Stocks (identified cost $49,725,011)		$53,359,424

Short-Term Investments — 6.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$3,892	$3,891,857

Total Short-Term Investments (identified cost $3,891,857)		$3,891,857

Total Investments — 101.4% (identified cost $53,616,868)		$57,251,281

Other Assets, Less Liabilities — (1.4)%		$(773,315)

Net Assets — 100.0%		$56,477,966

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $2,881.

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,714,268

Gross unrealized appreciation	$9,278,075
Gross unrealized depreciation	(5,741,062)

Net unrealized appreciation	$3,537,013

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$53,359,424	$—	$—	$53,359,424
Short-Term Investments	—	3,891,857	—	3,891,857

Total Investments	$53,359,424	$3,891,857	$—	$57,251,281

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Special Equities Portfolio

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	November 23, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2011